Pay vs Performance Disclosure - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 1,328,121	¥ 376,635	¥ (83,320)